Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Segment Reporting
Summary of certain financial data for the company's operating segments
	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Revenue
Construction materials	$111,217	$122,282
Heavy/highway construction	48,416	53,983
Traffic safety services and equipment	24,089	23,254
Other revenues	—	3,722
Segment totals	183,722	203,241
Eliminations	(35,978)	(45,260)
Total net revenue	$147,744	$157,981
Operating loss
Construction materials	$7,357	$5,829
Heavy/highway construction	(2,524)	(3,483)
Traffic safety services and equipment	(676)	(463)
Corporate and unallocated	(17,692)	(8,664)
Total operating loss	$(13,535)	$(6,781)

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Revenue
Construction materials	$505,026	$529,838	$512,143
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Segment totals	852,941	896,519	912,339
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	$705,934	$725,399

Operating (loss) income
Construction materials	$27,567	$36,192	$36,108
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Product and services revenue
Construction materials
Aggregates	$189,084	$202,459	$192,102
Hot mix asphalt	196,474	201,742	196,209
Ready mixed concrete	62,705	62,522	63,459
Precast/prestressed structural concrete	26,460	30,680	27,353
Masonry products	16,083	17,287	17,880
Construction supply centers	14,220	15,148	15,140
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	705,934	$725,399

Product and services operating income (loss)
Construction materials
Aggregates	$14,074	$19,027	$19,443
Hot mix asphalt	16,851	15,113	18,508
Ready mixed concrete	1,284	2,349	2,595
Precast/prestressed structural concrete	(1,852)	(704)	(3,187)
Masonry products	(876)	(521)	(1,528)
Construction supply centers	790	928	277
Intangible asset impairment	(2,704)	—	—
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Depreciation, depletion and amortization
Construction materials	$28,183	$33,151	$28,301
Heavy/highway construction	11,819	9,018	8,808
Traffic safety services and equipment	7,312	7,155	7,384
Corporate and unallocated	3,628	2,350	1,424
Total depreciation, depletion and amortization	$50,942	$51,674	$45,917

Capital expenditures
Construction materials	$29,725	$22,916	$21,650
Heavy/highway construction	11,613	11,189	8,380
Traffic safety services and equipment	2,302	3,204	7,557
Corporate and unallocated	962	9,899	6,157
Total capital expenditures	$44,602	$47,208	$43,744

	February	February
(In thousands)	28, 2013	29, 2012

Segment assets
Construction materials	$523,087	$538,061
Heavy/highway construction	53,894	66,458
Traffic safety services and equipment	62,274	72,313
Corporate and unallocated	94,933	99,490
Total assets	$734,188	$776,322